UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22562
Investment Company Act file number:

Babson Capital Global Short Duration High Yield Fund
(Exact name of registrant as specified in charter)

550 South Tryon Street
Charlotte, NC 28202
 (Address of principal executive offices) (Zip code)

Janice M. Bishop
Secretary and Chief Legal Officer
c/o Babson Capital Management LLC
Independence Wharf
470 Atlantic Avenue
Boston, MA 02210
(Name and address of agent for service)

(704)805-7200
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

			Effective interest rate‡	Due date	Principal	Cost	Fair value

Fixed Income — 122.37%*:
Bank Loans — 19.60%*:
Beverage, Food and Tobacco — 0.91%*:
		Performance Food Group Company	6.25%	11/30/2019	$4,631,699	$4,606,716	$4,568,012
		Total Beverage, Food and Tobacco			4,631,699	4,606,716	4,568,012

Broadcasting and Entertainment — 1.38%*:
		Deluxe Entertainment Services Group, Inc.	8.00	7/3/2017	5,265,528	5,078,276	5,028,579
		TWCC Holding Corp.	7.00	12/11/2020	1,822,860	1,804,632	1,868,432
		Total Broadcasting and Entertainment			7,088,388	6,882,908	6,897,011

Buildings and Real Estate — 0.77%*:
		Tomkins Air Distribution	9.25	5/11/2020	3,773,513	3,716,929	3,839,549
		Total Buildings and Real Estate			3,773,513	3,716,929	3,839,549

Chemicals, Plastics and Rubber — 1.23%*:
		Cytec Monarch	8.25	3/20/2020	6,000,000	6,161,276	6,135,000
		Total Chemicals, Plastics and Rubber			6,000,000	6,161,276	6,135,000

Diversified/Conglomerate Manufacturing — 1.16%*:
		Alliance Laundry Systems LLC	9.50	11/30/2019	1,728,930	1,711,655	1,739,735
		Northern Tool & Equipment Company, Inc.	7.00	12/6/2018	4,060,714	3,980,017	4,060,714
		Total Diversified/Conglomerate Manufacturing			5,789,644	5,691,672	5,800,449

Diversified/Conglomerate Service — 2.35%*:
		Endurance International Group Inc.	6.25	10/18/2017	5,955,000	5,895,469	5,973,639
		Redprarie Corporation	6.75	12/14/2018	2,977,500	2,920,799	2,994,442
		Redprarie Corporation	11.25	12/14/2019	2,702,244	2,650,389	2,749,533
		Total Diversified/Conglomerate Service			11,634,744	11,466,657	11,717,614

Electronics — 1.55%*:
		Kronos, Inc.	9.75	4/26/2020	7,500,000	7,425,012	7,753,125
		Total Electronics			7,500,000	7,425,012	7,753,125

Farming and Agriculture — 0.45%*:
		Allflex Holdings, Inc.	8.00	7/17/2021	2,232,322	2,209,999	2,258,373
		Total Farming and Agriculture			2,232,322	2,209,999	2,258,373

Finance — 1.44%*:
		Confie Seguros Holding	10.25	5/8/2019	1,880,257	1,857,084	1,882,607
		Cunningham Lindsey Group, Inc.	9.25	4/18/2020	2,338,636	2,364,048	2,324,020
		Transfirst Holdings Inc.	11.00	6/30/2018	1,004,072	975,534	1,019,766
		Wall Street Systems Inc.	9.25	4/24/2020	1,980,000	1,980,000	1,992,375
		Total Finance			7,202,965	7,176,666	7,218,768

Healthcare, Education and Childcare — 1.71%*:
		Air Medical Group Holdings	6.50	6/20/2018	2,239,233	2,216,854	2,278,419
		Sage Products Holdings Iii, LLC	9.25	5/31/2020	3,325,292	3,275,431	3,400,111
		TriZetto Group	8.50	3/27/2019	3,325,000	3,309,161	2,876,125
		Total Healthcare, Education and Childcare			8,889,525	8,801,446	8,554,655

Mining, Steel, Iron and Non-Precious Metals — 1.68%*:
		Boomerang Tube, LLC	11.00	10/8/2017	4,712,929	4,682,141	4,571,541
		Oxbow Carbon	8.00	1/18/2020	3,750,000	3,712,500	3,825,000
		Total Mining, Steel, Iron and Non-Precious Metals			8,462,929	8,394,641	8,396,541

Oil and Gas — 3.02%*:
		Bowie Resource Partners LLC	6.75	8/7/2020	260,285	260,285	261,586
		Chesapeake Energy Corporation	5.75	12/4/2017	2,000,000	1,968,630	2,033,120
		Fieldwood Energy LLC	8.38	9/30/2020	270,185	262,079	269,088
		NFR Energy LLC	8.75	12/31/2018	7,008,901	7,094,663	7,022,077
		Rice Energy	8.50	9/26/2018	5,489,920	5,467,657	5,503,645
		Total Oil and Gas			15,029,291	15,053,314	15,089,516

Retail Store — 1.95%*:
		BJ's Wholesale Club, Inc.	9.75	3/13/2020	4,000,000	4,095,549	4,071,680
		FleetPride	9.25	5/8/2020	3,000,000	2,940,143	2,765,640
		Smart & Final Holdings Corp.	10.50	11/8/2020	2,871,795	2,789,031	2,900,513
		Total Retail Store			9,871,795	9,824,723	9,737,833

		Total Bank Loans			98,106,815	97,411,958	97,966,447

Corporate Bonds — 102.77%*:
Aerospace and Defense* — 0.49%*:
		Ducommun Inc.	9.75%	7/15/2018	$2,230,000	$2,388,613	$2,475,300
		Total Aerospace and Defense			2,230,000	2,388,613	2,475,300

Automobile — 5.90%*:
		Accuride Corp	9.50	8/1/2018	6,800,000	6,698,581	7,089,000
		J.B. Poindexter & Co. Inc.^	9.00	4/1/2022	6,000,000	6,189,368	6,300,000
		International Automotive Components Group, S.A.^	9.13	6/1/2018	4,866,000	4,885,407	5,011,980
		Meritor Inc.	10.63	3/15/2018	3,000,000	3,059,110	3,240,000
		Meritor Inc.^	7.88	3/1/2026	2,010,000	1,992,901	2,521,294
		UCI International, Inc.	8.63	2/15/2019	5,215,000	5,175,888	5,319,300
		Total Automobile			27,891,000	28,001,255	29,481,574

Beverage, Food and Tobacco — 0.53%*:
		Findus+^	9.13	7/1/2018	1,850,000	2,421,618	2,646,683
		Total Beverage, Food and Tobacco			1,850,000	2,421,618	2,646,683

Broadcasting and Entertainment — 1.73%*:
		Arqiva Finance+^	9.50	3/31/2020	5,000,000	7,945,723	8,661,162
		Total Broadcasting and Entertainment			5,000,000	7,945,723	8,661,162

Buildings and Real Estate — 2.92%*:
		Builders FirstSource Inc.^	7.63	6/1/2021	1,020,000	1,020,000	1,020,000
		Lyon Williams Homes, Inc.	8.50	11/15/2020	8,000,000	8,054,974	8,440,000
		Roofing Supply LLC^	10.00	6/1/2020	4,605,000	5,057,288	5,134,575
		Total Buildings and Real Estate			13,625,000	14,132,262	14,594,575

Cargo Transport — 2.77%*:
		Kenan Advantage Group, Inc.^	8.38	12/15/2018	8,000,000	8,000,000	8,390,000
		Moto Hospitality Limited+^	10.25	3/15/2017	2,000,000	3,106,481	3,436,134
		Quality Distribution Inc.	9.88	11/1/2018	1,836,000	1,962,980	1,996,650
		Total Cargo Transport			11,836,000	13,069,461	13,822,784

Chemicals, Plastics and Rubber — 8.15%*:
		Associated Asphalt Partners LLC^	8.50	2/15/2018	2,300,000	2,300,000	2,300,000
		Ciech Group Finance+^	9.50	11/30/2019	1,200,000	1,538,876	1,773,587
		Cornerstone Chemical Co.^	9.38	3/15/2018	7,975,000	8,219,246	8,353,813
		Ineos+^	6.13	8/15/2018	970,000	970,000	948,175
		LSB Industries, Inc.^	7.75	8/1/2019	3,000,000	3,000,000	3,112,500
		Omnova Solutions, Inc.	7.88	11/1/2018	1,630,000	1,667,202	1,715,575
		Perstorp Holding AB+^	9.00	5/15/2017	2,620,000	3,416,934	3,686,247
		Pinnacle Operating Corp.^	9.00	11/15/2020	2,635,000	2,643,240	2,697,581
		TPC Group, Inc.^	8.75	12/15/2020	7,065,000	7,149,248	7,223,963
		Tronox Worldwide LLC	6.38	8/15/2020	9,000,000	8,937,230	8,910,000
		Total Chemicals, Plastics and Rubber			38,395,000	39,841,976	40,721,441

Containers, Packaging and Glass — 2.70%*:
		Bormioli Rocco & Figlio S.P.A.+^	10.00	8/1/2018	1,500,000	1,991,377	2,206,837
		Multi Packaging Solutions, Inc.^	8.50	8/15/2021	4,605,000	4,570,462	4,558,950
		Pretium Packaging, LLC	11.50	4/1/2016	6,265,000	6,415,261	6,719,213
		Total Containers, Packaging and Glass			12,370,000	12,977,100	13,485,000

Diversified/Conglomerate Manufacturing — 0.62%*:
		StoneMor Partners L.P.^	7.88	6/1/2021	3,000,000	2,937,004	3,082,500
		Total Diversified/Conglomerate Manufacturing			3,000,000	2,937,004	3,082,500

Diversified/Conglomerate Service — 2.58%*:
		Bravida+^	6.59	6/15/2019	5,500,000	837,999	871,569
		Brickman Group Holdings, Inc.^	9.13	11/1/2018	6,670,000	6,813,775	7,136,900
		Verisure Holdings+	6.72	9/1/2018	3,500,000	4,476,132	4,888,863
		Total Diversified/Conglomerate Service			15,670,000	12,127,906	12,897,332

Diversified Natural Resources, Precious Metals and Minerals — 1.12%*:
		ENCE+	7.25	2/15/2020	650,000	874,938	918,924
		Lecta S.A.+^	8.88	5/15/2019	1,090,000	1,430,469	1,394,904
		Lecta S.A.+^	5.73	5/15/2018	2,600,000	3,245,688	3,271,192
		Total Diversified Natural Resources, Precious Metals and Minerals			4,340,000	5,551,095	5,585,020

Electronics — 1.70%*:
		International Wire Group, Inc.^	8.50	10/15/2017	8,086,000	8,246,585	8,490,300
		Total Electronics			8,086,000	8,246,585	8,490,300

Farming and Agriculture — 0.92%*:
		Chiquita Brands International Inc.^	7.88	2/1/2021	4,350,000	4,318,419	4,621,875
		Total Farming and Agriculture			4,350,000	4,318,419	4,621,875

Finance — 6.25%*:
		Arrow Global Finance+^	7.88	3/1/2020	500,000	791,653	830,298
		Cabot Financial+^	10.38	10/1/2019	3,750,000	6,319,570	6,890,481
		Equiniti Group Ltd.+^	7.13	12/15/2018	1,460,000	2,222,582	2,434,515
		First Data Corp.^	11.25	1/15/2021	6,000,000	5,992,500	6,270,000
		Lowell Group Financing PLC+^	10.75	4/1/2019	2,000,000	3,401,531	3,670,876
		Marlin Financial+^	10.50	8/1/2020	1,350,000	2,055,045	2,344,743
		TMF Group Holding+^	5.60	12/1/2018	1,400,000	1,802,552	1,922,401
		TMF Group Holding+^	9.88	12/1/2019	2,000,000	2,686,388	2,851,917
		Travelex+^	8.00	8/1/2018	2,500,000	3,823,597	4,047,272
		Total Finance			20,960,000	29,095,418	31,262,503

Healthcare, Education and Childcare — 6.16%*:
		Care UK Health+	9.75	8/1/2017	4,000,000	6,573,147	6,702,283
		Cerba European Lab+^	7.00	2/1/2020	450,000	599,464	620,958
		Crown Newco PLC+^	8.88	2/15/2019	5,100,000	8,315,556	8,235,794
		Prospect Medical Holdings Inc^	8.38	5/1/2019	5,000,000	5,089,492	5,250,000
		Tenet Healthcare Corporation^	8.13	4/1/2022	3,700,000	3,700,000	3,861,875
		Unilabs+^	8.50	7/15/2018	1,850,000	2,337,810	2,596,627
		Valeant+^	7.50	7/15/2021	3,260,000	3,260,000	3,512,650
		Total Healthcare, Education and Childcare			23,360,000	29,875,469	30,780,187

Hotels, Motels, Inns and Gaming — 0.96%*:
		Gala Group Finance+	8.88	9/1/2018	2,750,000	4,439,400	4,819,824
		Total Hotels, Motels, Inns and Gaming			2,750,000	4,439,400	4,819,824

Insurance — 0.20%*:
		Towergate Finance PLC+^	8.50	2/15/2018	600,000	941,119	1,023,069
		Total Insurance			600,000	941,119	1,023,069

Leisure, Amusement, Motion Pictures and Entertainment — 1.02%*:
		Odeon & Uci Finco+	9.00	8/1/2018	2,560,000	4,230,668	4,165,129
		Vue Cinimas+^	7.88	7/15/2020	550,000	835,727	926,105
		Total Leisure, Amusement, Motion Pictures and Entertainment			3,110,000	5,066,395	5,091,234

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 3.33%*:
		Cleaver-Brooks, Inc.^	8.75	12/15/2019	4,740,000	4,871,675	5,119,200
		KM Germany Holding+^	8.75	12/15/2020	1,450,000	1,876,585	2,113,660
		Milacron LLC^	8.38	5/15/2019	5,800,000	5,946,519	6,336,500
		Xerium Technologies	8.88	6/15/2018	3,000,000	2,883,725	3,075,000
		Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			14,990,000	15,578,504	16,644,360

Mining, Steel, Iron and Non-Precious Metals — 4.59%*:
		Alba Group PLC+^	8.00	5/15/2018	2,500,000	3,340,013	3,340,188
		Ausdrill Finance Pty Ltd.+^	6.88	11/1/2019	6,000,000	6,000,000	5,550,000
		Barminco Finance Pty Ltd.+^	9.00	6/1/2018	6,000,000	5,933,763	5,475,000
		Hecla Mining Company^	6.88	5/1/2021	5,425,000	5,389,481	5,126,625
		New World Resources N.V.+^	7.88	5/1/2018	3,350,000	4,312,857	3,437,586
		Total Mining, Steel, Iron and Non-Precious Metals			23,275,000	24,976,114	22,929,399

Oil and Gas — 26.61%*:
		Alta Mesa Holdings, LP	9.63	10/15/2018	4,275,000	4,370,383	4,510,125
		Calumet Specialty Products	9.38	5/1/2019	7,365,000	7,883,605	8,083,087
		CHC Helicopter+	9.25	10/15/2020	4,620,000	4,734,304	4,920,300
		CHC Helicopter+	9.38	6/1/2021	3,000,000	3,000,000	2,985,000
		Era Group Inc.	7.75	12/15/2022	3,000,000	2,949,330	3,007,500
		Ferrellgas Partners LP	8.63	6/15/2020	7,135,000	7,000,015	7,402,563
		Gibson Energy Holdings+^	6.75	7/15/2021	1,915,000	1,885,815	1,977,238
		Halcon Resources Corporation	9.75	7/15/2020	5,000,000	5,267,327	5,287,500
		Headwaters, Inc.	7.63	4/1/2019	3,000,000	3,120,310	3,150,000
		Hercules Offshore, Inc.^	10.25	4/1/2019	6,865,000	7,198,733	7,688,800
		Linn Energy, LLC	8.63	4/15/2020	4,000,000	4,054,550	4,135,000
		Magnum Hunter Resources, Corp^	9.75	5/15/2020	3,000,000	3,055,834	3,105,000
		Midstates Petroleum Company Inc.^	10.75	10/1/2020	5,800,000	6,114,182	6,090,000
		Midstates Petroleum Company Inc.^	9.25	6/1/2021	6,065,000	6,024,643	5,989,188
		Millennium Offshore+^	9.50	2/15/2018	6,000,000	6,000,000	6,195,000
		Niska Gas Storage	8.88	3/15/2018	6,500,000	6,716,004	6,727,500
		Northern Tier Energy LLC^	7.13	11/15/2020	6,000,000	6,000,000	6,000,000
		Pbf Holding Company LLC	8.25	2/15/2020	6,000,000	6,273,114	6,210,000
		Penn Virginia Corp	8.50	5/1/2020	4,000,000	4,000,000	4,060,000
		Quicksilver Resources^	7.88	8/1/2018	1,210,000	1,203,744	1,261,425
		Resolute Energy Corp.	8.50	5/1/2020	7,285,000	7,437,329	7,503,550
		RKI Exploration and Production, LLC^	8.50	8/1/2021	5,405,000	5,444,322	5,432,025
		Samson Investment Company^	10.25	2/15/2020	5,000,000	5,246,334	5,300,000
		Seven Generations Energy Ltd.+^	8.25	5/15/2020	3,645,000	3,645,000	3,763,463
		Shelf Drilling Holdings Ltd+^	8.63	11/1/2018	6,000,000	6,075,194	6,375,000
		Welltec+^	8.00	2/1/2019	5,500,000	5,722,250	5,857,500
		Total Oil and Gas			127,585,000	130,422,322	133,016,764

Personal and Nondurable Consumer Products (Manufacturing Only) — 0.43%*:
		Grohe Holdings+^	8.75	12/15/2017	1,530,000	2,065,992	2,140,133
		Total Personal and Nondurable Consumer Products (Manufacturing Only)			1,530,000	2,065,992	2,140,133

Personal, Food and Miscellaneous — 1.69%*:
		Cerved Holding Spa+^	8.00	1/15/2021	4,000,000	5,345,149	5,546,687
		Teamsystem S.P.A.+^	7.38	5/15/2020	2,180,000	2,771,533	2,905,271
		Total Personal, Food and Miscellaneous			6,180,000	8,116,682	8,451,958

Printing and Publishing — 1.30%*:
		Cenveo Corporation	8.88	2/1/2018	3,750,000	3,441,788	3,731,250
		R.R. Donnelley & Sons Company	7.88	3/15/2021	2,570,000	2,557,150	2,756,325
		Total Printing and Publishing			6,320,000	5,998,938	6,487,575

Retail Store — 9.28%*:
		Brighthouse Group PLC+^	7.88	5/15/2018	2,000,000	3,115,687	3,306,621
		GRD Holding Corp.^	10.75	6/1/2019	3,150,000	3,225,711	3,339,000
		HD Supply, Inc.	11.50	7/15/2020	5,000,000	5,282,884	5,962,500
		House Fraser PLC+^	8.88	8/15/2018	5,000,000	8,141,371	8,637,688
		Matalan Finance PLC+^	8.88	4/29/2016	4,000,000	6,463,454	6,653,715
		New Look Retail Group Limited+^	8.75	5/14/2018	4,000,000	6,007,042	6,572,770
		Pantry, Inc	8.38	8/1/2020	875,000	907,961	923,125
		Spencer Spirit Holdings, Inc.^	11.00	5/1/2017	5,970,000	6,378,601	6,358,050
		Takko Fashion+^	9.88	4/15/2019	3,500,000	4,504,599	4,616,602
		Total Retail Store			33,495,000	44,027,310	46,370,071

Telecommunications — 7.34%*:
		Manutencoop Facility Management+^	8.50	8/1/2020	2,570,000	3,371,191	3,407,289
		Numericable Finance+^	8.09	10/15/2018	5,500,000	7,088,086	7,626,694
		Nara Cable FDG Ltd+^	8.88	12/1/2018	8,667,000	8,261,548	9,063,685
		Norcell Sweden+^	9.25	9/29/2018	19,500,000	3,230,312	3,267,851
		Sprint Nextel Corporation^	7.25	9/15/2021	2,650,000	2,650,000	2,676,500
		UPC Broadband+^	6.75	3/15/2023	1,830,000	1,932,214	2,003,479
		Wind Acquisition+^	11.75	7/15/2017	6,000,000	8,247,638	8,634,568
		Total Telecommunications			46,717,000	34,780,989	36,680,066

Textiles & Leather — 1.48%*:
		Perry Ellis International Inc	7.88	4/1/2019	7,000,000	7,265,201	7,385,000
		Total Textiles & Leather			7,000,000	7,265,201	7,385,000

		Total Corporate Bonds			466,515,000	496,608,870	513,647,689

		Total Fixed Income			564,621,815	594,020,829	611,614,136

Other liabilities and assets — (22.37)%							(111,791,211)
		Net Assets — 100%					$499,822,925

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.
	Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:
	US	United States	64.6%
	GB	United Kingdom	14.4%
	IT	Italy	3.7%
	SE	Sweden	2.5%
	CA	Canada	2.3%
	FR	France	2.1%
	AE	United Arab Emirates	2.1%
	DE	Germany	2.0%
	AU	Australia	1.8%
	ES	Spain	1.6%
	NL	Netherlands	1.1%
	DK	Denmark	1.0%
	Other	(Individually less than 1%)	0.9%
			100.0%

^	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may only be resold in transactions exempt from
	registration, normally to qualified institutional buyers.

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2013. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

Tax Basis

The cost basis of investments for federal income tax purposes at September 30, 2013 for Babson Capital Global Short Duration High Yield Fund (the “Fund”) was as follows*:

Cost of investments	$594,021,043
Gross unrealized appreciation	21,021,528
Gross unrealized depreciation	(3,428,435)
Net unrealized appreciation	$ 17,593,093

*The above table only reflects tax adjustments through December 31, 2012.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair Value

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security in new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments.

Description	Level 1	Level 2	Level 3	Total Investments
Assets: Fixed Income:
Bank Loans	$-	$100,664,028	$-	$100,664,028
Bonds	-	510,950,108	-	510,950,108
Total Fixed Income	-	611,614,136	-	611,614,136
Liabilities: Derivative Securities:
Foreign Exchange Contracts	-	(6,193,168)	-	(6,193,168)
Total Derivative Securities	-	(6,193,168)	-	(6,193,168)

Total Investments	$-	$605,420,968	$-	$605,420,968

Derivative Instruments

The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Currency Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Fund is also subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. In addition, in the event of a bankruptcy of a clearing house, the Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.  The counterparty risk to the Fund is limited to the net unrealized gain, in any, on the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

During the period from January 1, 2013 through September 30, 2013, the Fund’s direct investment in derivatives consisted of forward foreign currency exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Fund as of September 30, 2013.  These derivatives are presented in the Schedule of Investments.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2013:

Derivatives	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts:
Forward Foreign Currency
Exchange Contracts	Payables	$(6,193,168)
Total		$(6,193,168)

The effect of derivative instruments on the Statement of Operations for period January 1, 2013 through September 30, 2013:

Amount of Realized Gain/(Loss) on Derivatives
Forward Currency Exchange Contracts
Derivatives
Foreign exchange contracts	$(8,182)
Total	$(8,182)

Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Currency Exchange Contracts
Derivatives
Foreign exchange contracts	$(6,193,168)
Total	$(6,193,168)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Babson Capital Global Short Duration High Yield Fund

By (Signature and Title)   /s/ Russell D. Morrison
                                                   Russell D. Morrison, President and Principal Executive Officer

Date        November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Russell D. Morrison
                                                   Russell D. Morrison, President and Principal Executive Officer

Date        November 22, 2013

By (Signature and Title)   /s/ Patrick Hoefling
                                                   Patrick Hoefling, Chief Financial Officer

Date        November 22, 2013